CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Insurance policy income	$ 2,382.8	$ 2,359.3	$ 2,747.1
Net investment income	1,418.6	1,304.9	1,167.3
Fee revenue and other income	18.2	16.8	15.6
Insurance policy benefits	(2,044.9)	(1,975.4)	(2,298.8)
Interest expense	(95.5)	(108.2)	(109.0)
Policy acquisition costs	(216.7)	(225.2)	(217.1)
Other operating costs	(684.3)	(637.8)	(686.2)
Taxes	(3.4)	(0.4)	(7.2)
Net cash provided by operating activities	774.8	734.0	611.7
Cash flows from investing activities:
Sales of investments	5,504.5	8,632.6	10,709.6
Maturities and redemptions of investments	1,093.5	894.0	917.3
Purchases of investments	(8,156.1)	(10,739.2)	(12,540.4)
Net sales (purchases) of trading securities	300.2	(51.7)	32.3
Change in cash and cash equivalents held by variable interest entities	(47.6)	(19.6)	1.4
Other	(32.5)	(14.7)	(10.6)
Net cash used by investing activities	(1,338.0)	(1,298.6)	(890.4)
Cash flows from financing activities:
Issuance of notes payable, net	0	756.1	172.0
Payments on notes payable	(144.8)	(793.6)	(461.2)
Issuance of common stock	2.2	0	296.3
Payments to repurchase common stock	(69.8)	0	0
Expenses related to debt modification and extinguishment of debt	0	0	(14.7)
Amounts received for deposit products	1,693.5	1,730.1	1,668.9
Withdrawals from deposit products	(1,664.3)	(1,704.4)	(1,670.1)
Issuance of investment borrowings:
Federal Home Loan Bank	717.0	787.0	0
Related to variable interest entities	236.4	0	0
Payments on investment borrowings:
Federal Home Loan Bank	(267.0)	(37.0)	0
Related to variable interest entities	(100.7)	(125.1)	(83.6)
Investment borrowings - repurchase agreements, net	24.8	0	0
Net cash provided (used) by financing activities	427.3	613.1	(92.4)
Net increase (decrease) in cash and cash equivalents	(135.9)	48.5	(371.1)
Cash and cash equivalents, beginning of year	571.9	523.4	894.5
Cash and cash equivalents, end of year	$ 436.0	$ 571.9	$ 523.4